Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Equipment	Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2016	December 31, 2015
Cost	77	80
Accumulated depreciation	(36)	(34)
Net book value	41	46